Victory Variable Insurance Funds II
Victory Pioneer Select Mid Cap Growth

VCT Portfolio
(formerly, Pioneer Select Mid Cap Growth VCT Portfolio)
Schedule of Investments | March 31, 2025

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.8% of Net Assets
	Aerospace & Defense — 1.8%
2,871(a)	Axon Enterprise, Inc.	$ 1,510,002
	Total Aerospace & Defense	$1,510,002
	Biotechnology — 3.9%
2,525(a)	Alnylam Pharmaceuticals, Inc.	$ 681,800
13,492(a)	Natera, Inc.	1,907,904
20,701(a)	Vaxcyte, Inc.	781,670
	Total Biotechnology	$3,371,374
	Building Products — 2.6%
7,314(a)	Builders FirstSource, Inc.	$ 913,811
3,219	Simpson Manufacturing Co., Inc.	505,641
13,435(a)	Trex Co., Inc.	780,573
	Total Building Products	$2,200,025
	Capital Markets — 9.4%
1,733	Evercore, Inc., Class A	$ 346,115
39,444	Marex Group Plc	1,393,162
3,556	MSCI, Inc.	2,010,918
41,244(a)	Robinhood Markets, Inc., Class A	1,716,575
5,925	State Street Corp.	530,465
13,739	Tradeweb Markets, Inc., Class A	2,039,692
	Total Capital Markets	$8,036,927
	Chemicals — 0.7%
1,614	Sherwin-Williams Co.	$ 563,593
	Total Chemicals	$563,593
	Communications Equipment — 1.0%
2,050	Motorola Solutions, Inc.	$ 897,510
	Total Communications Equipment	$897,510
	Construction Materials — 1.6%
16,004	CRH Plc	$ 1,407,872
	Total Construction Materials	$1,407,872
	Electric Utilities — 1.8%
16,579	NRG Energy, Inc.	$ 1,582,631
	Total Electric Utilities	$1,582,631
	Electrical Equipment — 4.4%
32,029(a)	Siemens Energy AG	$ 1,864,638
25,980	Vertiv Holdings Co., Class A	1,875,756
	Total Electrical Equipment	$3,740,394
	Electronic Equipment, Instruments & Components — 2.2%
14,669	Amphenol Corp., Class A	$ 962,140
28,202(a)	Flex, Ltd.	932,922
	Total Electronic Equipment, Instruments & Components	$1,895,062
	Entertainment — 2.2%
3,377(a)	Spotify Technology S.A.	$ 1,857,451
	Total Entertainment	$1,857,451

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Financial Services — 0.5%
8,672(a)	Affirm Holdings, Inc.	$ 391,888
	Total Financial Services	$391,888
	Ground Transportation — 1.2%
2,855(a)	Saia, Inc.	$ 997,623
	Total Ground Transportation	$997,623
	Health Care Equipment & Supplies — 4.7%
2,485(a)	Inspire Medical Systems, Inc.	$ 395,811
4,391(a)	Insulet Corp.	1,153,121
3,674(a)	Penumbra, Inc.	982,464
6,833	ResMed, Inc.	1,529,567
	Total Health Care Equipment & Supplies	$4,060,963
	Health Care Providers & Services — 2.1%
2,718	McKesson Corp.	$ 1,829,187
	Total Health Care Providers & Services	$1,829,187
	Health Care Technology — 1.7%
6,398(a)	Veeva Systems, Inc., Class A	$ 1,481,969
	Total Health Care Technology	$1,481,969
	Hotels, Restaurants & Leisure — 6.9%
25,859(a)	Chipotle Mexican Grill, Inc.	$ 1,298,380
4,205(a)	DoorDash, Inc., Class A	768,548
24,625(a)	DraftKings, Inc., Class A	817,796
65,851(a)	Genius Sports, Ltd.	659,169
8,490(a)	Planet Fitness, Inc., Class A	820,219
17,997(a)	Sweetgreen, Inc., Class A	450,285
28,189(a)	Viking Holdings, Ltd.	1,120,513
	Total Hotels, Restaurants & Leisure	$5,934,910
	Household Durables — 1.3%
3,617(a)	TopBuild Corp.	$ 1,103,004
	Total Household Durables	$1,103,004
	Insurance — 0.6%
40,791(a)	Oscar Health, Inc., Class A	$ 534,770
	Total Insurance	$534,770
	Interactive Media & Services — 1.2%
34,053(a)	Pinterest, Inc., Class A	$ 1,055,643
	Total Interactive Media & Services	$1,055,643
	IT Services — 3.6%
19,564(a)	Cloudflare, Inc., Class A	$ 2,204,667
5,070(a)	MongoDB, Inc.	889,278
	Total IT Services	$3,093,945
	Life Sciences Tools & Services — 1.5%
5,667	Agilent Technologies, Inc.	$ 662,926
4,958(a)	Repligen Corp.	630,856
	Total Life Sciences Tools & Services	$1,293,782

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Shares		Value
	Media — 1.2%
18,774(a)	Trade Desk, Inc., Class A	$ 1,027,313
	Total Media	$1,027,313
	Oil, Gas & Consumable Fuels — 4.9%
33,290(a)	Antero Resources Corp.	$ 1,346,248
63,550(a)	Comstock Resources, Inc.	1,292,607
26,625	Williams Cos., Inc.	1,591,110
	Total Oil, Gas & Consumable Fuels	$4,229,965
	Pharmaceuticals — 0.5%
18,840(a)	Edgewise Therapeutics, Inc.	$ 414,480
	Total Pharmaceuticals	$414,480
	Professional Services — 4.4%
3,436	Booz Allen Hamilton Holding Corp.	$ 359,337
7,192	Thomson Reuters Corp.	1,242,634
7,320	Verisk Analytics, Inc.	2,178,578
	Total Professional Services	$3,780,549
	Semiconductors & Semiconductor Equipment — 4.9%
15,003(a)	Advanced Micro Devices, Inc.	$ 1,541,408
2,234	ASM International NV	1,003,450
4,254	BE Semiconductor Industries NV	437,998
15,491(a)	Credo Technology Group Holding, Ltd.	622,119
4,660(a)	Onto Innovation, Inc.	565,444
	Total Semiconductors & Semiconductor Equipment	$4,170,419
	Software — 15.4%
9,174(a)	AppLovin Corp., Class A	$ 2,430,835
3,324(a)	CyberArk Software, Ltd.	1,123,512
18,503(a)	Datadog, Inc., Class A	1,835,683
2,763(a)	HubSpot, Inc.	1,578,474
3,387(a)	Monday.com, Ltd.	823,583
35,940(a)	Palantir Technologies, Inc., Class A	3,033,336
13,573(a)	Procore Technologies, Inc.	896,089
21,986(a)	Samsara, Inc., Class A	842,723
1,503(a)	Synopsys, Inc.	644,562
	Total Software	$13,208,797
	Specialized REITs — 0.8%
8,256	Iron Mountain, Inc.	$ 710,346
	Total Specialized REITs	$710,346
	Specialty Retail — 3.7%
302(a)	AutoZone, Inc.	$ 1,151,460
8,222	Ross Stores, Inc.	1,050,689
17,641	Tractor Supply Co.	972,019
	Total Specialty Retail	$3,174,168
	Technology Hardware, Storage & Peripherals — 3.6%
3,938	Dell Technologies, Inc., Class C	$ 358,949
19,701(a)	Sandisk Corp.	937,965
19,975(a)	Super Micro Computer, Inc.	683,944
26,496(a)	Western Digital Corp.	1,071,233
	Total Technology Hardware, Storage & Peripherals	$3,052,091

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Textiles, Apparel & Luxury Goods — 1.4%
9,256(a)	On Holding AG, Class A	$ 406,524
13,757(a)	Skechers USA, Inc., Class A	781,122
	Total Textiles, Apparel & Luxury Goods	$1,187,646
	Trading Companies & Distributors — 2.1%
1,833	WW Grainger, Inc.	$ 1,810,692
	Total Trading Companies & Distributors	$1,810,692
	Total Common Stocks (Cost $59,846,226)	$85,606,991

	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
103,498(b)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 103,498
		$103,498
	TOTAL SHORT TERM INVESTMENTS (Cost $103,498)	$103,498
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $59,949,724)	$85,710,489
	OTHER ASSETS AND LIABILITIES — 0.1%	$60,380
	net assets — 100.0%	$85,770,869

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2025.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$85,606,991	$—	$—	$85,606,991
Open-End Fund	103,498	—	—	103,498
Total Investments in Securities	$85,710,489	$—	$—	$85,710,489
During the period ended March 31, 2025, there were no transfers in or out of Level 3.
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